Document And Entity Information	Oct. 24, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 24, 2023
Entity Registrant Name	CLEANSPARK, INC.
Entity Central Index Key	0000827876
Entity Emerging Growth Company	false
Securities Act File Number	001-39187
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	87-0449945
Entity Address, Address Line One	2370 Corporate Circle, Suite 160
Entity Address, City or Town	Henderson
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89074
City Area Code	(702)
Local Phone Number	989-7692
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	CLSK
Security Exchange Name	NASDAQ